Pension and Other Post-Retirement Benefits - Accumulated benefit obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	$ 13,605	$ 13,499
Fair value of plan assets	5,184	5,062
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	14,486	14,258
Fair value of plan assets	$ 5,184	$ 5,062